Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets
Schedule of Intangible assets

	Gross value as of December 31, 2016	Acquisition Tuves Paraguay	CAPEX	Currency translation adjustments	Decreases	Gross value as of December 31, 2017
SAC fixed services	226	-	87	-	(169)	144
SAC mobile services	2,838	55	1,081	35	(1,295)	2,714
Service connection or habilitation costs	222	-	50	-	(30)	242
3G/4G licenses	5,786	-	-	-	-	5,786
PCS license (Argentina)	658	-	-	-	-	658
PCS and Band B (Paraguay)	951	-	3	202	-	1,156
Rights of use	463	4	17	7	(41)	450
Exclusivity agreements	41	-	-	-	-	41
Customer relationship	2	129	-	15	-	146
Goodwill Tuves Paraguay	-	2	-	-	-	2
Software developed for internal use	601	-	-	41	-	642

Total	11,788	190	1,238	300	(1,535)	11,981

	Accumulated amortization as of December 31, 2016	Acquisition Tuves Paraguay	Amortization	Currency translation adjustments	Decreases	Accumulated amortization as of December 31, 2017	Net carrying value as of December 31, 2017
SAC fixed services	(130)	-	(106)	-	169	(67)	77
SAC mobile services	(1,411)	(47)	(1,385)	(26)	1,295	(1,574)	1,140
Service connection or habilitation costs	(103)	-	(33)	-	30	(106)	136
3G/4G licenses	(681)	-	(325)	-	-	(1,006)	4,780
PCS license (Argentina)	(70)	-	-	-	-	(70)	588
PCS and Band B (Paraguay)	(951)	-	-	(202)	-	(1,153)	3
Rights of use	(219)	(2)	(29)	(3)	29	(224)	226
Exclusivity agreements	(29)	-	(1)	-	-	(30)	11
Customer relationship (*)	(1)	-	(10)	-	-	(11)	135
Goodwill Tuves Paraguay	-	-	-	-	-	-	2
Software developed for internal use	(601)	-	-	(41)	-	(642)	-

Total	(4,196)	(49)	(1,889)	(272)	1,523	(4,883)	7,098

(*) The net carrying value as of December 31, 2017, correspond 134 to Tuves Paraguay and 1 to Cubecorp.

	Gross value as of December 31, 2015	CAPEX	Currency translation adjustments	Decreases	Gross value as of December 31, 2016
SAC fixed services	234	137	-	(145)	226
SAC mobile services	2,157	1,544	30	(893)	2,838
Service connection or habilitation costs	208	41	-	(27)	222
3G/4G licenses	5,786	-	-	-	5,786
PCS license (Argentina)	658	-	-	-	658
PCS and Band B (Paraguay)	774	-	177	-	951
Rights of use	425	32	6	-	463
Exclusivity agreements	41	-	-	-	41
Cubecorp’s Customer relationship	2	-	-	-	2
Software developed for internal use	566	-	35	-	601

Total	10,851	1,754	248	(1,065)	11,788

	Accumulated amortization as of December 31, 2015	Amortization	Currency translation adjustments	Decreases	Accumulated amortization as of December 31, 2016	Net carrying value as of December 31, 2016
SAC fixed services	(118)	(157)	-	145	(130)	96
SAC mobile services	(1,001)	(1,288)	(15)	893	(1,411)	1,427
Service connection or habilitation costs	(101)	(29)	-	27	(103)	119
3G/4G licenses	(343)	(338)	-	-	(681)	5,105
PCS license (Argentina)	(70)	-	-	-	(70)	588
PCS and Band B (Paraguay)	(774)	-	(177)	-	(951)	-
Rights of use	(190)	(27)	(2)	-	(219)	244
Exclusivity agreements	(28)	(1)	-	-	(29)	12
Cubecorp’s Customer relationship	(1)	-	-	-	(1)	1
Software developed for internal use	(566)	-	(35)	-	(601)	-

Total	(3,192)	(1,840)	(229)	1,065	(4,196)	7,592